Other Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Expenses	Other Expenses
The following details highlight certain components of the research and development and operating expenses classified by nature. The foreign exchange loss as presented separately on the face of the consolidated statement of loss and comprehensive loss is also classified as a research and development expense. Remaining research and development and operating expenses include expenses paid to third parties.

For the years ended December 31,	2021	2020	2019
Included in research and development expenses:
Employee compensation and benefits	$4,645,264	$3,775,263	$3,096,231
Share-based compensation	2,086,608	1,043,373	561,420

Included in operating expenses
Depreciation - property and equipment	$130,243	$88,957	$122,982
Depreciation - right-of-use assets	321,822	357,230	362,592
Employee compensation and benefits	2,542,210	2,635,170	2,555,274
Share-based compensation	1,739,293	1,515,601	908,733
Transaction cost, warrant derivative	—	—	233,143